Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Holiday [Line Items]
The aggregate amount	$ (45,902)	$ (33,077)	$ (27,582)
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.59	$ 0.43	$ 0.36
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.54	$ 0.40	$ 0.34